Operating Leases	12 Months Ended
Dec. 31, 2019
Operating Lease, Lease Income [Abstract]
OPERATING LEASES
28.	OPERATING LEASES

The Group leases multiple office spaces which are contracted under various non-cancelable operating leases, most which provide extension or early termination options and are generally expired in 1 to 4 years. The Group does not enter into any finance leases or leases where the Group is a lessor. Moreover, the existing operating lease agreements do not contain any residual value guarantees or material restrictive covenants.

Management determine if an arrangement is a lease at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying office space is made available for use by the lessor. The incremental borrowing rates determined for computing the lease liabilities are based on the People's Bank of China (PBOC) Benchmark Rates for terms of loans ranging from zero (exclusive) to 5 years and above.

The following tables present the operating lease cost and other supplemental information:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Operating lease cost(1)	47,896,817	58,317,758	36,607,623

(1)	Amounts include short-term leases that are immaterial.

December 31, 2019
RMB
Weighted-average remaining lease term	2 Years
Weighted-average discount rate	4.75%
Cash paid for amounts included in the measurement of lease liabilities under operating cash flows	39,195,151
ROU assets obtained in exchange for new operating lease liabilities	38,133,941

The following represents the Group's future undiscounted cash flows for each of the next five years and thereafter and reconciliation to the lease liabilities (excluding short-term operating leases) as of December 31, 2019:

Year Ended December 31,	RMB

2020	23,145,299
2021	10,876,674
2022	5,053,216
2023	581,340
2024	193,780
Thereafter	-
Total future operating lease payments	39,850,309
Less: imputed interest	(1,716,368)
Total present value of operating lease liabilities	38,133,941

Under legacy lease accounting (ASC 840), future minimum lease payments under non-cancellable leases as of December 31, 2018 are as follows:

Year Ended December 31,	RMB

2019	55,912,805
2020	31,600,761
2021	17,417,081
2022	10,701,271
2023	4,601,398
Thereafter	5,247,712
Total	125,481,028